--------------------------------------------------------------------------------
A   MESSAGE   FROM   THE   INVESTMENT   MANAGER

Dear Shareholders:

Despite a volatile fourth quarter, the U.S. stock market rewarded investors with yet another year of outstanding results. It was, in fact, a very good year for almost all types of investors. These results can be attributed to a powerful combination of strong economic growth, increasing corporate profits and slowing inflation, despite a very low level of unemployment. While the sudden and pronounced decline in the Asian financial markets caused sharp losses in the U.S. equity market in October, as investor confidence returned to the market, stocks recovered to gain 2.8% for the fourth quarter, as measured by the Standard & Poor's 500 Stock Index (S&P 500).

For the year 1997, large capitalization stocks once again played an important role in the market's performance. The S&P 500 rose by 33.3% while the Russell 2000, a small stock index, gained by only 22.3%. Furthermore, the stocks of the 25 largest companies in the S&P 500 provided more than 43% of the Index's total return for the year. The continuing difference in returns between large and small company stocks has been attributed largely to stronger earnings growth achieved by larger companies during the past two years. Within the S&P 500, the best performing sector was financial services. Helped by lower interest rates, cost cutting and continued takeover activity, this sector posted a 49% return for 1997. The basic materials sector, suffering from a lack of pricing power, produced the poorest sector results by gaining only 7.5% for the year.

The stock market has completed an unprecedented rise with three consecutive years of annual gains exceeding 20%. Stock prices are at or near record levels. These high prices reflect continuing optimism about growth in the economy as well as continuing low inflation. Such optimism leaves little margin for error or disappointment.

VALUE FUND

The Value Fund earned a 26.7% return for the year ended December 31, 1997. The Fund, which invests in middle and large capitalization companies, lagged the large capitalization oriented S&P 500 return of 33.3%, but outperformed the Russell 2000 Index's return of 22.3% for the year. Our investment approach is to build a carefully selected portfolio of stocks that may be undervalued or overlooked by other investors. This process results in a broadly diversified, conservative portfolio of stocks with very low portfolio turnover.

The most important contributors to the Fund's return were the financial and consumer cyclical sectors. During the past several years, banks and insurance companies have benefited from declining interest rates, a positive regulatory environment and continued takeover activity. Investments in companies such as BB&T Corp., a southeast based bank, Chubb Corp., a property and casualty insurer, and BankAmerica provided solid investment results for the year. In the consumer sector, Maytag continues to benefit from much improved earnings prospects and the successful introduction of new products.

With respect to the technology sector, the Value Fund continues to be underweighted relative to the S&P 500. While this sector accounts for roughly 14% of the S&P 500, we believe that high valuations and continued price cutting makes it unattractive for conservative investors.

During the year, the Fund made two new investments, Pharmacia & Upjohn, a worldwide pharmaceutical company, and Rubbermaid, a manufacturer and marketer of consumer products.

SHORT-TERM BOND FUND

Interest rates declined on balance during the past year, reflecting investors' continued expectations that inflation will remain low. In this environment, the Short-Term Bond Fund had a total return of 6.6% for the year ended December 31, 1997. The Fund began the year with a 30-day SEC yield of 6.0% before declining to 5.9% by year end. Portfolio composition remained essentially unchanged from June 30, 1997 through December 31, 1997. During the course of the year, corporate bond holdings were reduced somewhat, from 42% in January to

--------------------------------------------------------------------------------
A   MESSAGE   FROM   THE   INVESTMENT   MANAGER
(CONTINUED)

33% at the end of December. During the same period, investments in asset-backed bonds were increased from 6% to 18%. The average maturity of the portfolio was reduced slightly from 2.9 years in January to 2.8 years in December.

SHORT-TERM GOVERNMENT SECURITIES FUND

For the twelve months ended December 31, 1997, the Short-Term Government Securities Fund had a total return of 5.7%. In order to take advantage of high yields, government-backed mortgages and government agencies were increased from 4% and 7% to 13% and 11% of the portfolio respectively and treasury securities went from 86% at the beginning of the year to 68% at year end. Portfolio maturity increased from 1.9 years at the beginning of the year to 2.0 years by December 31, 1997.

DAILY INCOME FUND

Money market rates increased modestly throughout the year as the Federal Reserve Board increased the Federal Funds rate by 0.25% in March, the first tightening of monetary policy since early 1995.

The Daily Income Fund had a total return of 4.9% for the year ended December 31, 1997. As short-term rates rose, investment strategy shifted to take advantage of attractive yields being offered by high-quality issues of commercial paper. By year end, 80% of the portfolio was invested in commercial paper, compared to 39% at the beginning of January. Additionally, corporate and government securities in the portfolio were reduced from 36% and 24% to 17% and 2%, respectively, for the same period. The average maturity of the Fund was increased from 33 days at January 1, 1997 to 44 days as of December 31, 1997.

If you have questions about your Fund, please contact a Homestead representative at 1-800-258-3030. Thank you for choosing Homestead Funds to help meet your investment needs.

Sincerely,

/s/ PETER MORRIS
Peter R. Morris
Executive Director, Investments

----------------------------------------------------------------

----------------------------------------------------

        SHORT-TERM BOND FUND ANNUAL TOTAL RETURNS VS. SHORT-TERM INDICES

         MERRILL LYNCH                      MERRILL LYNCH
           1-2.99 YEAR       SHORT-TERM      1-4.99 YEAR
YEAR    U.S. TREASURY INDEX   BOND FUND     CORP./GOV. INDEX
1997            6.7%            6.6%            7.2%
1996            5.0%            5.2%            4.6%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THE SHORT-TERM BOND FUND ANNUAL TOTAL RETURNS ARE NET OF ANY FEE WAIVERS AND REIMBURSEMENTS.


                              SHORT-TERM BOND FUND

    COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE FUND AT INCEPTION AND THE MERRILL LYNCH 1-4.99 YEAR CORPORATE/GOVERNMENT BOND INDEX



             HOMESTEAD     MERRILL LYNCH
             SHORT-TERM      1-4.99 YEAR
YEAR         BOND FUND     CORP./GOV. INDEX
Nov 91         $10,000        $10,000
Dec 92          10,842         11,007
Dec 93          11,560         11,792
Dec 94          11,570         11,727
Dec 95          12,820         13,247
Dec 96          13,482         13,858
Dec 97          14,374         14,850

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/97


                    FUND            M.L. INDEX
1 YEAR               6.6%             7.2%
5 YEARS              5.8%             6.2%
SINCE INCEPTION
  (11/5/91)          6.1%             6.6%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THE SHORT-TERM BOND FUND AVERAGE ANNUAL TOTAL RETURNS ARE NET OF ANY FEE WAIVERS AND
REIMBURSEMENTS.


----------------------------------------------------------------

----------------------------------------------------

                     SHORT-TERM GOVERNMENT SECURITIES FUND
                   ANNUAL TOTAL RETURN VS. SHORT-TERM INDICES

                 MERRILL LYNCH        SHORT-TERM        MERRILL LYNCH
                  1-2.99 YEAR         GOVERNMENT          1-4.99 YEAR
YEAR          U.S. TREASURY INDEX   SECURITIES FUND   U.S. TREASURY INDEX
1997                  6.7%                 5.7%                7.1%
1996                  5.0%                 4.5%                4.5%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THE SHORT-TERM GOVERNMENT SECURITIES FUND ANNUAL TOTAL RETURN IS NET OF ANY FEE WAIVERS AND REIMBURSEMENTS.


                     SHORT-TERM GOVERNMENT SECURITIES FUND

     COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE FUND
       AT INCEPTION AND THE MERRILL LYNCH 1-4.99 YEAR U.S. TREASURY INDEX

                  HOMESTEAD SHORT-TERM      MERRILL LYNCH
                      GOVERNMENT             1-4.99 YEAR
YEAR                SECURITIES FUND      U.S. TREASURY INDEX
May 95                  $10,000                 $10,000
Dec 95                   10,544                  10,757
Dec 96                   11,014                  11,238
Dec 97                   11,645                  12,037


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/97


                    FUND            M.L. INDEX
1 YEAR               5.7%             7.1%
SINCE INCEPTION
  (5/1/95)           5.9%             7.2%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THE SHORT-TERM GOVERNMENT SECURITIES FUND AVERAGE ANNUAL TOTAL RETURNS ARE NET OF ANY FEE WAIVERS AND REIMBURSEMENTS.


----------------------------------------------------------------

----------------------------------------------------

               VALUE FUND ANNUAL TOTAL RETURNS VS. S&P 500 INDEX

YEAR        VALUE FUND     S&P 500 INDEX
1997           26.7%           33.3%
1996           17.9%           22.9%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THE VALUE FUND ANNUAL TOTAL RETURNS ARE NET OF ANY FEE WAIVERS AND REIMBURSEMENTS.



                                  VALUE FUND

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
                 IN THE FUND AT INCEPTION AND THE S&P 500 INDEX


         HOMESTEAD VALUE        S&P 500
YEAR          FUND               INDEX
Nov 90      $10,000             $10,000
Dec 91       11,784              13,546
Dec 92       13,161              14,575
Dec 93       15,639              16,047
Dec 94       16,029              16,256
Dec 95       21,444              22,385
Dec 96       25,292              27,488
Dec 97       32,044              36,669

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/97

                                    S&P 500
                    FUND             INDEX
1 YEAR              26.7%            33.3%
5 YEARS             19.5%            20.2%
SINCE INCEPTION
  (11/19/90)        17.8%            19.9%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THE VALUE FUND AVERAGE ANNUAL TOTAL RETURNS ARE NET OF ANY FEE WAIVERS AND REIMBURSEMENTS.


----------------------------------------------------------------

----------------------------------------------------
                                        5

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
DAILY INCOME FUND
DECEMBER 31, 1997

                                                                    Interest        Maturity           Face
                                                                      Rate            Date            Amount             Value
                                                                    --------        --------        ----------        -----------
COMMERCIAL PAPER (79.9% of portfolio)
American Express Credit Corp. ..................................      5.75%         01/12/98        $  869,000        $   867,473
American Express Credit Corp. ..................................      6.25          01/02/98         1,787,000          1,786,690
American General Finance Corp. .................................      5.83          01/08/98         2,575,000          2,572,081
Baltimore Gas & Electric Co. ...................................      5.85          01/12/98           460,000            459,178
Beneficial Corp. ...............................................      5.74          01/29/98           267,000            265,808
Beneficial Corp. ...............................................      5.59          01/06/98         1,668,000          1,666,705
Beneficial Corp. ...............................................      5.83          01/09/98           112,000            111,855
CIT Group Holdings, Inc. .......................................      5.68          01/21/98         1,473,000          1,468,352
Chevron USA, Inc. ..............................................      6.05          01/02/98           910,000            909,847
Coca-Cola Co. ..................................................      6.00          01/09/98           500,000            499,333
Coca-Cola Co. ..................................................      5.68          01/09/98         1,356,000          1,354,289
Commercial Credit Co. ..........................................      5.95          01/13/98           514,000            512,981
Commercial Credit Co. ..........................................      5.75          01/28/98         1,143,000          1,138,071
Commercial Credit Co. ..........................................      5.60          01/08/98         1,006,000          1,004,905
Consolidated Natural Gas Co. ...................................      6.20          01/06/98         1,380,000          1,378,812
Deere & Co. ....................................................      6.05          01/07/98           803,000            802,190
John Deere Capital Corp. .......................................      5.75          01/12/98         1,331,000          1,328,662
John Deere Capital Corp. .......................................      5.73          01/09/98           525,000            524,331
Ford Motor Credit Corp. ........................................      6.10          01/02/98           163,000            162,972
Ford Motor Credit Corp. ........................................      5.82          01/05/98           100,000             99,935
Ford Motor Credit Corp. ........................................      5.61          01/06/98         2,397,000          2,395,132
General Electric Capital Corp. .................................      5.61          01/16/98           243,000            242,432
General Electric Capital Corp. .................................      5.69          01/20/98           619,000            617,141
General Electric Capital Corp. .................................      5.60          01/05/98         1,710,000          1,708,936
Household Finance Corp. ........................................      5.78          01/14/98         2,611,000          2,605,550
IBM Credit Corp. ...............................................      5.72          01/16/98           692,000            690,351
IBM Credit Corp. ...............................................      5.68          01/07/98         1,176,000          1,174,887
IBM Credit Corp. ...............................................      5.76          01/09/98           729,000            728,067
Merrill Lynch & Co. ............................................      5.63          01/14/98           585,000            583,811
Merrill Lynch & Co. ............................................      5.82          01/16/98           724,000            722,244
Merrill Lynch & Co. ............................................      5.71          01/22/98           256,000            255,147
Merrill Lynch & Co. ............................................      5.58          01/05/98         1,034,000          1,033,360
Nicor, Inc. ....................................................      5.58          02/02/98         2,473,000          2,460,734
Norwest Financial, Inc. ........................................      5.65          01/08/98         1,021,000          1,019,878
Norwest Financial, Inc. ........................................      5.60          01/09/98         1,157,000          1,155,560
Prudential Funding Corp. .......................................      5.55          01/12/98           557,000            556,055
Prudential Funding Corp. .......................................      5.62          01/07/98         2,075,000          2,073,056
Texaco Capital Corp. ...........................................      5.95          01/02/98           854,000            853,859
Transamerica Finance Corp. .....................................      5.68          01/13/98         1,895,000          1,891,412
Transamerica Finance Corp. .....................................      5.75          01/22/98           600,000            597,988
                                                                                                                      -----------
   Total Commercial Paper (Cost $42,280,070).......................................................................... 42,280,070
                                                                                                                      -----------

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
DAILY INCOME FUND (CONTINUED)
DECEMBER 31, 1997

                                                                    Interest        Maturity           Face
                                                                      Rate            Date            Amount             Value
                                                                    --------        --------        ----------        -----------
CORPORATE NOTES (17.4% of portfolio)
Associates Corp. of North America...............................      5.25%         09/01/98        $1,155,000        $ 1,149,758
Associates Corp. of North America...............................      7.25          05/15/98            50,000             50,218
Beneficial Corp. ...............................................      5.75          06/29/98           500,000            499,723
CIT Group Holdings, Inc. .......................................      6.20          04/15/98            51,000             51,020
CIT Group Holdings, Inc. .......................................      6.35          07/31/98         1,090,000          1,093,167
Coca-Cola Co. ..................................................      7.88          09/15/98           540,000            547,529
Consolidated Natural Gas Co. ...................................      5.88          10/01/98         1,275,000          1,274,828
Eli Lilly & Co. ................................................      5.50          07/08/98         1,456,000          1,453,360
General Electric Capital Corp. .................................      8.00          01/15/98            50,000             50,036
Norwest Financial, Inc. ........................................      6.23          09/01/98           400,000            400,631
Pacific Gas & Electric Co. .....................................      5.38          08/01/98           850,000            847,142
PepsiCo, Inc. ..................................................      7.75          10/01/98           200,000            202,495
Philip Morris Cos., Inc. .......................................      6.38          01/15/98           570,000            570,090
Texaco Capital Corp. ...........................................      8.65          01/30/98           750,000            751,640
Transamerica Finance Corp. .....................................      8.38          02/15/98            89,000             89,194
Wal-Mart Stores, Inc. ..........................................      5.50          03/01/98           160,000            159,900
                                                                                                                      -----------
      Total Corporate Notes (Cost $9,190,731).................................................................          9,190,731
                                                                                                                      -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.5% of portfolio)
Federal Home Loan Bank..........................................      5.87          06/26/98           175,000            175,039
Federal National Mortgage Association...........................      8.20          03/10/98           500,000            502,197
Federal National Mortgage Association...........................      7.56          02/06/98           100,000            100,114
                                                                                                                      -----------
      Total U.S. Government Agency Obligations (Cost $777,350)................................................            777,350
                                                                                                                      -----------

CORPORATE MASTER NOTE (1.2% of portfolio)
Associates Corp. of North America...............................      5.57(a)                          657,000            657,000
                                                                                                                      -----------
      Total Corporate Master Note (Cost $657,000).............................................................            657,000
                                                                                                                      -----------

MONEY MARKET ACCOUNT
State Street Bank and Trust SSgA Fund...........................      5.38(b)                                               1,056
                                                                                                                      -----------
      Total Money Market Account (Cost $1,056)................................................................              1,056
                                                                                                                      -----------

TOTAL INVESTMENTS IN SECURITIES (COST $52,906,207) -- 100%....................................................        $52,906,207
                                                                                                                      ===========

--------------
(a) Variable coupon rate as of December 31, 1997.
(b) One day yield at December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND
DECEMBER 31, 1997

                                                                  Interest         Maturity           Face
                                                                    Rate             Date            Amount             Value
                                                                  ---------        --------        ----------        ------------
CORPORATE BONDS (33.0% of portfolio)
BASIC INDUSTRIES - 4.6%
   Allied Corp. ..............................................    5.68-5.70%(a)    09/15/98        $  475,000        $    455,753
   Allied Corp. ..............................................    6.12-6.22(a)     08/01/99           109,000              99,283
   Allied Corp. ..............................................    6.07-6.20(a)     08/01/01           275,000             220,344
   Corning, Inc. .............................................         7.10        08/14/00           100,000             102,500
   Dow Chemical Co. ..........................................         9.35        03/15/02         1,063,000           1,131,668
   E. I. Dupont De Nemours & Co. .............................         8.50        02/15/03           125,000             132,756
   Ford Capital BV............................................         9.13        05/01/98           500,000             505,320
   General Motors Corp. ......................................         9.13        07/15/01           200,000             218,250
   McKesson Corp. ............................................         4.50        03/01/04           575,000             522,881
   Pet, Inc. .................................................         5.75        07/01/98           335,000             334,811
   Philip Morris Cos., Inc. ..................................         6.38        01/15/98         1,091,000           1,091,044
   Ryder System, Inc. ........................................         7.56        08/15/00            85,000              87,975
   Texaco Capital, Inc. ......................................         8.50        06/01/99           150,000             151,312
                                                                                                                     ------------
      Total Basic Industries.................................................................................           5,053,897
                                                                                                                     ------------

CONSUMER NON-DURABLE GOODS - 1.8%
Beverages
   Pepsico Capital Resources, Inc. ...........................         6.54(a)     04/01/98           100,000              98,660
Photography
   Eastman Kodak Co. .........................................         9.88        11/01/04           625,000             642,188
Processed Foods
   McDonald's Corp. ..........................................         7.38        07/15/02           630,000             640,237
Recreation
   Walt Disney Co. ...........................................         1.50        10/20/99            50,000              46,156
Retail
   Sears Roebuck and Co. .....................................         6.00        05/01/00           168,000             167,458
   Sears Roebuck and Co. .....................................         9.50        06/01/99           175,000             183,005
   Wal-Mart Stores, Inc. .....................................         5.50        03/01/98           192,000             191,861
                                                                                                                     ------------
      Total Consumer Non-Durable Goods.......................................................................           1,969,565
                                                                                                                     ------------

CONSUMER SERVICES - 0.1%
Healthcare
   Hospital Corp. of America..................................         6.90(a)     06/01/99           111,000             101,557
                                                                                                                     ------------
      Total Consumer Services................................................................................             101,557
                                                                                                                     ------------

FINANCE - 17.8%
Banks
   Bank America Corp. ........................................         6.65(b)     05/17/99           400,000             396,518
   Bank America Corp. ........................................         8.13        08/15/04           210,000             215,830
   Bank America Corp. ........................................         8.95        11/15/04           710,000             746,388
   Barclays N.A. Capital Corp. ...............................         9.75        05/15/21           306,000             350,752
   Barclays N.A. Capital Corp. ...............................         7.88        08/15/98            90,000              91,013
   Chase Manhattan Corp. .....................................         7.88        08/01/04           600,000             613,422
   Chase Manhattan Corp. .....................................         8.00        05/01/05           500,000             503,750
   Chemical New York Corp. NV.................................         6.05(a)     02/16/98           115,000             114,252

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
DECEMBER 31, 1997

                                                                  Interest         Maturity           Face
                                                                    Rate             Date            Amount             Value
                                                                  ---------        --------        ----------        ------------
FINANCE -- continued
   CITICORP...................................................         8.63%       11/01/04        $  465,000        $    485,925
   CITICORP...................................................         6.50        09/16/01            75,000              75,303
   First Interstate Bancorp. .................................         8.15        03/15/02         1,000,000           1,005,000
   First Union Corp. .........................................         8.77        11/15/04           380,000             396,421
   International Bank for Recon. & Dev. ......................         5.47(a)     02/15/98           125,000             124,219
   International Bank for Recon. & Dev. ......................         7.20(a)     08/15/98            26,000              25,122
   International Bank for Recon. & Dev. ......................    5.93-7.89(a)     02/15/99           732,000             688,080
   International Bank for Recon. & Dev. ......................    6.16-6.54(a)     08/15/99           525,000             479,062
   Irving Bank Corp. .........................................         8.50        06/01/02           233,000             233,168
   J.P. Morgan & Co., Inc. ...................................    5.37-6.38(a)     04/01/98         1,104,000           1,089,814
Financial Services
   Associates Corp. of North America..........................         8.38        01/15/98            50,000              50,033
   AVCO Financial Services, Inc. .............................         8.50        10/15/99            50,000              52,187
   Beneficial Corp. ..........................................         5.75        06/29/98           500,000             499,750
   CM International...........................................    6.02-7.41(a)     09/11/00         1,265,000           1,068,293
   Dean Witter Discover Co. ..................................         5.90(b)     03/02/99         1,395,000           1,397,609
   Ford Motor Credit Corp. ...................................         6.25        02/26/98            90,000              90,047
   Ford Motor Credit Corp. ...................................         6.47(b)     02/03/98           200,000             199,998
   Franklin Universal Trust...................................         5.63        09/01/98           500,000             499,245
   General Electric Capital Corp. ............................         6.65(b)     04/14/08           500,000             509,210
   Heller Financial Inc. .....................................         9.38        03/15/98           155,000             155,915
   Household Finance Corp. ...................................         8.00        08/15/04           250,000             256,960
   Household Finance Corp. ...................................         8.55        10/15/04           180,000             187,122
   Household Finance Corp. ...................................         6.08        03/08/06           552,500             550,398
   Household Finance Corp. ...................................         8.95        09/15/99           110,000             114,902
   IBM Credit Corp. ..........................................         9.68        07/01/08           100,000             114,655
   Midland American Capital Corp. ............................        12.75        11/15/03           175,000             184,406
   Sears Overseas Finance Co. ................................    6.28-6.79(a)     07/12/98           200,000             193,856
   Transamerica Finance Corp. ................................         7.68        03/16/00           500,000             515,650
   Transamerica Finance Corp. ................................         6.60        03/20/01           250,000             252,782
   Transamerica Finance Corp. ................................         8.75        10/01/99            50,000              52,188
   Xerox Credit Corp. ........................................         6.78        05/21/01           500,000             509,375
Insurance
   CNA Financial..............................................         8.88        03/01/98           950,000             954,256
   ITT Hartford Group, Inc. ..................................         8.20        10/15/98           357,000             363,280
   Liberty Mutual Capital Corp. (d)...........................         7.98        12/01/02           500,000             526,765
   Lincoln National Corp. ....................................         7.13        07/15/99           150,000             152,438
Security & Commodity Brokers
   Lehman Brothers, Inc. .....................................    5.62-7.11(a)     05/16/98         2,098,000           2,054,508
   Lehman Brothers, Inc. .....................................    6.25-6.40(a)     05/16/98           313,000             306,511
   Lehman Brothers, Inc. .....................................         7.63        08/01/98           150,000             151,359
                                                                                                                     ------------
      Total Finance..........................................................................................          19,597,737
                                                                                                                     ------------

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
DECEMBER 31, 1997

                                                                  Interest         Maturity           Face
                                                                    Rate             Date            Amount             Value
                                                                  ---------        --------        ----------        ------------
TRANSPORTATION - 0.6%
Airlines
   Delta Airlines, Inc. ......................................         9.60%       05/26/00        $   50,000        $     53,378
Railroad
   Atchison Topeka Santa Fe RR Co. ...........................         5.37        09/15/99           228,000             225,720
   Chesapeake & Ohio Railroad Co. ............................        11.63        11/15/98           113,000             117,435
   Norfolk & Western Railway Co. .............................         8.13        11/15/00           100,000             105,396
   Seaboard System Railroad Co. ..............................        11.13        04/01/98           200,000             202,353
                                                                                                                     ------------
      Total Transportation...................................................................................             704,282
                                                                                                                     ------------

UTILITIES - 8.1%
Electric & Gas
   Appalachian Power Co. .....................................         7.95        03/01/02           250,000             255,316
   Central Power & Light Co. .................................         6.63        01/01/98           260,000             260,000
   Commonwealth Edison Co. ...................................         2.75        04/01/99            95,000              90,488
   Commonwealth Edison Co. ...................................         7.50        01/01/01           150,000             150,938
   Connecticut Light & Power Co. .............................         7.25        07/01/99           247,000             247,309
   Consumers Energy Co. ......................................         6.88        05/01/98           200,000             200,250
   Detroit Edison Co. ........................................         6.40        10/01/98           150,000             150,099
   Duke Power Co. ............................................         7.41        02/10/04           250,000             259,375
   Eastern Edison Co. ........................................         5.75        07/01/98           530,000             529,018
   Florida Power & Light Corp. ...............................         5.50        03/11/98           460,000             459,783
   Florida Power Corp. .......................................         7.38        06/01/02           502,000             508,903
   Florida Power Corp. .......................................         7.25        11/01/02           500,000             507,500
   Georgia Power Co. .........................................         7.00        10/01/00         1,250,000           1,250,000
   Indiana & Michigan Electric Co. ...........................         7.00        05/01/98           343,000             342,876
   Louisiana Power & Light Co. ...............................         7.13        03/01/98           135,000             135,000
   New Orleans Public Service Co. ............................         7.00        03/01/03           500,000             512,500
   New York State Electric & Gas Co. .........................         6.50        09/01/98           270,000             270,450
   Northern States Power Co. .................................         7.38        03/01/02           585,000             591,581
   Pacific Gas & Electric Co. ................................         7.50        12/01/99           150,000             150,477
   South Carolina Electric & Gas Co. .........................         6.50        09/01/98           490,000             490,000
   Southern California Gas Co. ...............................         5.25        03/01/98           114,000             113,858
   Texas Utilities Co. .......................................         5.75        07/01/98           150,000             149,901
   West Penn Power Co. .......................................         5.50        06/01/98           300,000             299,615
Telephone
   AT&T Corp. ................................................         4.75        06/01/98           115,000             114,499
   General Telephone Co. of Florida...........................         7.50        08/01/02           100,000             100,750
   General Telephone Co. of Michigan..........................         7.63        05/01/03           500,000             505,912
   NYNEX Corp. ...............................................         9.55        05/01/10           185,478             213,556
   Southwestern Bell Telephone Co. ...........................         6.05        02/09/98            50,000              50,000
                                                                                                                     ------------
      Total Utilities........................................................................................           8,909,954
                                                                                                                     ------------
      Total Corporate Bonds (Cost $36,112,614)...............................................................          36,336,992
                                                                                                                     ------------

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
DECEMBER 31, 1997

                                                                  Interest         Maturity           Face
                                                                    Rate             Date            Amount             Value
                                                                  ---------        --------        ----------        ------------
FOREIGN BONDS (0.2% of portfolio)
Hydro-Quebec..................................................         6.50%       07/16/03        $  100,000        $    100,856
Hydro-Quebec..................................................         6.27        01/03/26            80,000              81,300
                                                                                                                     ------------
      Total Foreign Bonds (Cost $172,838)....................................................................             182,156
                                                                                                                     ------------

ASSET BACKED SECURITIES (18.4% of portfolio)
Americredit Automobile Receivables Trust 96-B.................         6.50        01/12/02            68,360              68,635
Arcadia Automobile Receivables Trust 97-C.....................         6.05        11/15/00           350,000             350,108
Banc One Auto Grantor Trust 97-A..............................         6.27        11/20/03           452,570             453,643
Case Equipment Loan Trust 95-B................................         6.15        09/15/02           491,019             492,198
Case Equipment Loan Trust 96-A................................         5.50        02/15/03           323,085             321,683
Caterpillar Financial Asset Trust 95-A........................         6.30        08/25/01           445,933             447,078
Charming Shoppes Master Trust 94-1............................         7.00        04/15/03           325,000             328,608
Chase Manhattan Grantor Trust 95-A............................         6.00        09/17/01           274,104             273,988
CIT Revenue Grantor Trust 94-A................................         4.90        07/15/09           138,488             135,706
Citibank Credit Card Master Trust 97-3........................         6.84        02/10/04           750,000             767,903
Copelco Capital Funding Corp. 96-A............................         6.34        07/20/04           230,183             230,869
CSFBTLC Trust II 94-1 (e).....................................         8.80        12/25/01           525,765             525,764
CSXT Trade Receivables Master Trust 93-1......................         5.05        09/25/99           950,000             942,856
Discover Card Trust 97-2......................................         6.79        04/16/10         1,250,000           1,261,063
Discover Card Trust 91-F......................................         7.85        11/21/00           119,000             120,290
Discover Card Trust 92-B......................................         6.80        06/16/00           210,000             209,857
First Chicago Master Trust II 92-E............................         6.25        08/15/99           100,000              99,766
First Security Auto Grantor Trust 95-A........................         6.25        01/15/01           364,159             364,515
Ford Credit Grantor Trust 95-A................................         5.90        05/15/00           251,303             251,064
Green Tree Financial Corp. 92-1...............................         6.15        10/15/17            59,069              59,101
Green Tree Financial Corp. 95-9...............................         6.00        01/15/27           569,158             572,683
Green Tree Financial Corp. 93-4...............................         5.85        01/15/19           548,186             547,852
Green Tree Financial Corp. 95-5...............................         6.25        09/15/26           500,000             500,900
Green Tree Financial Corp. 96-1...............................         5.50        03/15/27           433,751             431,981
Green Tree Financial Corp. 95-7...............................         6.70        11/15/26           145,000             147,223
Household Affinity Credit Card Master Trust 93-2..............         5.60        05/15/02           100,000              99,040
IBM Credit Receivables Lease Asset Master Trust 93-1..........         4.55        11/15/00           269,117             268,404
ICI Funding Secured Assets Corp. 97-1.........................         7.00        03/25/28           700,000             702,660
Keycorp Auto Grantor Trust 95-A...............................         5.80        07/15/00           120,167             121,068
MBNA Master Credit Card Trust 93-3............................         5.40        09/15/00           148,000             147,056
Metlife Capital Equipment Loan Trust 97-A.....................         6.85        05/20/08           550,000             566,695
Metris Master Trust 97-1......................................         6.87        10/20/05           395,000             406,348
MMCA Automobile Trust 95-1....................................         5.70        11/15/00           199,871             199,520
Navistar Financial Corp. Owner Trust 96-A.....................         6.35        11/15/02           399,215             400,509
Nissan Auto Receivables Grantor Trust 95-A....................         6.10        08/15/01            88,952              88,938
Olympic Auto Receivable Trust 94-A............................         5.65        01/15/01           378,245             377,137
Olympic Auto Receivable Trust 95-D............................         6.15        07/15/01           200,000             200,298
Olympic Auto Receivable Trust 95-E............................         5.85        03/15/01           500,000             498,990
Olympic Auto Receivable Trust 96-A............................         5.85        07/15/01            75,000              74,793
PNC Student Loan Trust 97-2...................................         6.45        01/25/02           135,000             137,172
Premier Auto Trust 93-2.......................................         4.90        10/15/98            71,230              71,230
Premier Auto Trust 94-1.......................................         4.75        02/02/00             5,408               5,381

                ----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
DECEMBER 31, 1997

                                                                  Interest         Maturity           Face
                                                                    Rate             Date            Amount             Value
                                                                  ---------        --------        ----------        ------------
ASSET BACKED SECURITIES -- continued
Premier Auto Trust 97-2.......................................         6.13%       09/06/00        $  270,000        $    270,289
Premier Auto Trust 96-2.......................................         6.58        10/06/00           115,000             115,972
Premier Auto Trust 93-3.......................................         4.90        12/15/98           158,634             158,333
Premier Auto Trust 93-4.......................................         4.65        02/02/99           115,263             115,026
Premier Auto Trust 95-1.......................................         8.05        04/04/00           295,535             299,159
Premier Auto Trust 96-2.......................................         6.35        01/06/00           100,000             100,236
Railcar Trust 92-1............................................         7.75        06/01/04            88,264              92,841
Small Business Administration 92-10...........................         7.15        09/01/02           238,263             244,586
Standard Credit Card Master Trust 95-6........................         6.75        06/07/00           260,000             260,824
Standard Credit Card Master Trust 95-8........................         6.70        09/07/02         1,130,000           1,147,526
TFLC Equipment Leases Trust 95-1..............................         6.40        09/15/01           222,581             222,911
Union Acceptance Corp. 95-C...................................         6.40        10/10/02           415,927             416,712
Union Acceptance Corp. 96-D...................................         5.96        10/10/00           383,408             383,277
Union Acceptance Corp. 95-D...................................         5.97        01/07/03           318,863             318,175
Union Federal Savings Bank Trust 93-C.........................         4.88        02/15/00           117,500             116,392
WFS Financial Owner Trust 97-A................................         6.50        09/20/01           100,000             100,681
Western Financial Grantor Trust 95-4..........................         6.20        02/01/02           466,150             466,676
Western Financial Grantor Trust 93-2..........................         4.70        10/01/98           311,911             311,142
World Omni Automobile Lease Securitization 96-A...............         6.55        06/25/02           853,619             857,606
                                                                                                                     ------------
      Total Asset Backed Securities (Cost $20,146,304).......................................................          20,268,937
                                                                                                                     ------------

MORTGAGE BACKED SECURITIES (21.8% of portfolio)
Advanta Home Equity Loan Trust 93-2...........................         6.15        10/25/09           114,504             114,270
Advanta Home Equity Loan Trust 92-4...........................         7.20        11/25/08            55,560              56,115
Advanta Home Equity Loan Trust 92-3...........................         6.05        09/25/08           191,991             188,383
Advanta Home Equity Loan Trust 94-1...........................         6.30        07/25/25           773,401             770,880
Advanta Home Equity Loan Trust 93-4...........................         5.70        03/25/25           314,333             306,505
Advanta Home Equity Loan Trust 93-3...........................         4.75        02/25/10           494,359             482,899
Advanta Home Equity Loan Trust 93-3...........................         4.90        01/25/10           157,737             151,868
AFC Home Equity Loan Trust 92-4...............................         6.20        10/11/07            89,852              89,577
American Financial Home Equity Loan 91-1......................         8.00        07/25/06           108,569             110,251
Amresco Residential Securities Mortgage Loan Trust 97-3.......         6.61        06/25/12           350,000             349,965
Bear Sterns Secured Investors Trust 87-2......................         9.95        10/20/18           180,252             193,679
Chase Mortgage Finance Corp. 93-G.............................         7.00        04/25/01            85,066              84,856
CITICORP Mortgage Securities, Inc. 92-16......................         7.50        09/25/22            58,778              60,035
CITICORP Mortgage Trust 3.....................................         9.00        01/25/20           100,000              99,616
Cityscape Home Equity Loan Trust 97-B.........................         7.02        01/25/12           500,000             503,570
CMC Securities Corp. 92-D.....................................         7.43(b)     12/25/23            49,590              50,432
CMC Securities Corp. 93-E.....................................         6.50        11/25/08           903,683             885,982
CMC Securities Corp. 93-E.....................................         7.00        10/25/23           339,750             340,229
CMO Trust 27..................................................         7.25        04/23/17           331,607             333,503
CMO Trust 14..................................................         8.00        01/01/17           198,797             203,574
CMO Trust 15..................................................         5.00        03/20/18            85,194              80,997
CMO Trust 17..................................................         7.25        04/20/18            63,701              64,335
Corestates Home Equity Trust 94-1.............................         6.65        05/15/09           435,050             441,758
Countrywide Asset-Backed Certificate 96-1.....................         6.53        02/25/14           496,903             497,842
Daiwa Mortgage Acceptance 92-1................................         7.88        10/25/19            13,689              13,743

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
DECEMBER 31, 1997

                                                                  Interest         Maturity           Face
                                                                    Rate             Date            Amount             Value
                                                                  ---------        --------        ----------        ------------
MORTGAGE BACKED SECURITIES -- continued
EQCC Home Equity Loan Trust 95-3..............................         6.45%       11/15/08        $  119,691        $    120,058
EQCC Home Equity Loan Trust 96-2..............................         6.15        06/15/03           250,526             250,583
Equicon Home Equity Loan Trust 92-7...........................         5.90        09/18/05            24,118              24,024
Equicon Home Equity Loan Trust 94-1...........................         6.05        09/18/11            76,336              76,770
FHLMC 144.....................................................         8.75        06/15/00            30,239              30,945
FHLMC 135.....................................................         8.75        05/15/00            31,426              32,163
FHLMC 1224....................................................         6.80        08/15/05            29,777              29,766
FHLMC 1221....................................................         7.00        09/15/05            30,264              30,278
FHLMC 1330....................................................         7.00        09/15/99           573,928             579,628
FHLMC 1459....................................................         7.50        10/15/01            50,000              50,863
FHLMC 1458....................................................         7.00        01/15/08           250,000             253,362
FHLMC 1662....................................................         6.25        01/15/09           152,072             150,694
FHLMC 1663....................................................         7.00        07/15/23           136,823             137,157
FHLMC 39......................................................         8.50        03/25/24            67,504              67,574
FHLMC 1927....................................................         7.50        09/15/18           531,891             537,518
FHLMC 230013..................................................         7.25        08/01/98             1,185               1,192
FHLMC 218209..................................................         8.50        06/01/02            65,522              67,447
FNMA 016782...................................................         6.00        09/01/99               796                 767
FNMA 93-85....................................................         6.50        11/25/07            99,110              98,542
FNMA 94-88....................................................         7.50        01/25/05            83,398              83,620
FNMA REMIC 92-203.............................................         6.50        11/25/07           199,741             197,915
FNMA REMIC 93-140.............................................         7.00        07/25/12           139,451             138,377
FNMA REMIC 93-15..............................................         7.00        02/25/08           166,266             168,725
FNMA REMIC 93-68..............................................         6.00        05/25/08           142,919             137,982
FNMA REMIC 93-88..............................................         5.40        06/25/00           428,423             420,439
FNMA REMIC 94-4...............................................         6.50        12/25/06           501,614             504,207
FNMA REMIC 97-W1..............................................         7.00        10/18/10           380,762             381,817
First Alliance Mortgage Loan Trust 94-3.......................         7.83        10/25/25           110,327             113,767
Fleet Finance Home Equity Trust 91-2..........................         6.70        10/15/06            80,855              80,938
GE Capital Mortgage Services, Inc. 93-3.......................         7.50        03/25/19            71,961              71,983
GE Capital Mortgage Services, Inc. 94-5.......................         5.50        02/25/24           100,000              97,229
GE Capital Mortgage Services, Inc. 94-18......................         7.00        08/25/24           100,000             100,048
GE Capital Mortgage Services, Inc. 94-18......................         7.00        08/25/24           164,479             163,784
GE Capital Mortgage Services, Inc. 96-17......................         7.00        12/25/26           373,142             374,541
GMBS Certificates 98-1........................................         9.50        12/25/19           294,977             293,851
Green Tree Home Equity Loan Trust 97-B........................         6.61        04/15/27           474,000             476,664
HFC Home Equity Loan Certificates 93-1........................         4.75        05/20/08            34,769              34,828
Housing Securities Inc. 92-NB1................................         7.25        01/25/07           102,447             104,272
Housing Securities Inc. 92-EA.................................         7.50        10/25/07           451,000             463,843
Housing Securities Inc. 94-2..................................         6.50        07/25/09           210,917             209,863
Independent National Mortgage Corp. 96-E......................         6.93        05/25/26           865,084             865,711
Merrill Lynch 93-G............................................         5.40        12/15/13           343,937             338,523
Merrill Lynch 94-A............................................         6.40(b)     02/15/09           165,701             160,252
Mid-State Trust 3 A...........................................         7.63        04/01/22           191,938             195,893
Morgan Stanley Mortgage Trust T 6.............................         8.75        07/20/19           159,299             163,210
Nomura Asset Securities Corp. 94-4............................         8.30        09/25/24            39,969              40,986
Old Stone Credit Corp. Home Equity Trust 92-2.................         6.85        05/15/07           293,095             295,885

                ----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
DECEMBER 31, 1997

                                                                  Interest         Maturity           Face
                                                                    Rate             Date            Amount             Value
                                                                  ---------        --------        ----------        ------------
MORTGAGE BACKED SECURITIES -- continued
Paine Webber Mortgage Acceptance Corp. 93-7...................         7.50%       07/25/23        $  439,163        $    443,165
PNC Mortgage Securities Corp. 95-2............................         7.00        07/25/08           163,132             163,215
Prudential Home Mortgage 91-9.................................         8.24(b)     08/25/21           263,700             267,918
Prudential Home Mortgage 93-10................................         6.50        02/25/00           414,720             412,828
Prudential Home Mortgage 93-32................................         6.50        08/25/23           887,576             885,810
Prudential Home Mortgage 93-29................................         6.75        08/25/08            66,110              66,222
Prudential Home Mortgage 93-41................................         6.00        10/25/00            85,798              85,039
Prudential Home Mortgage 93-51................................         6.10        12/25/23            91,473              90,994
Prudential Home Mortgage 94-31................................         8.00        11/25/09           352,693             350,781
Prudential Securities 18......................................         7.00        06/25/19            61,233              61,633
Resolution Trust Corporation 92-2.............................         7.94(b)     08/25/21           241,417             243,350
RFMSI 92-S19..................................................         8.50        03/25/22            87,881              88,254
RFMSI 93-S25..................................................         6.50        07/25/08            68,242              68,305
RFMSI 93-S7...................................................         7.15        02/25/08            31,708              31,746
RFMSI 95-S18..................................................         7.00        11/25/10           417,131             418,712
Residential Asset Securitization Trust 96-A10.................         7.50        11/25/11           405,776             405,525
Residential Accredit Loans, Inc. 95-QS1.......................         6.90        01/25/20           336,567             335,793
Ryland Acceptance Corp. 26-C..................................         9.00        12/01/16           272,272             289,670
Ryland Mortgage Securities Corp. 92-18........................         7.75        09/25/19            85,857              86,123
Ryland Mortgage Securities Corp. 93-4.........................         7.50        08/25/24           243,669             248,028
Salomon Brothers Mortgage Securities 96-LB2...................         7.25        05/25/25           175,000             178,848
Salomon Brothers Mortgage Securities 97-LB2...................         6.95        04/25/27           311,525             311,543
Saxon Asset Securities Trust 96-2.............................         6.48        11/25/20           190,000             190,325
Sears Mortgage Securities Corp. 92-10.........................         8.00        03/25/22            41,326              41,332
Structured Mortgage Asset Residential Trust 92-10.............         7.80        08/25/21           168,313             169,374
Structured Mortgage Asset Residential Trust 92-11.............         7.80        08/25/21           103,431             103,722
Structured Mortgage Asset Residential Trust 93-5..............         6.93(b)     06/25/24           468,755             457,017
TMS Home Equity Trust 96-B....................................         7.55(b)     02/15/20           360,000             371,127
TMS Home Equity Trust 95-B....................................         6.53        12/15/04            34,005              34,005
TMS Home Equity Trust 92-A....................................         6.95        01/15/07            84,227              85,556
TMS Home Equity Trust 93-C....................................         5.75        10/15/22           130,730             128,964
TMS Home Equity Trust 93-D....................................         5.68        02/15/09           106,436             104,478
UCFC Home Equity Loan 95-A1...................................         8.55        01/10/20           550,000             594,173
UCFC Home Equity Loan 96-D1...................................         6.38        07/15/10           135,000             135,038
Vanderbilt Mortgage Finance 95-B..............................         6.68        05/07/06           250,000             252,487
Zions Home Ref. Loan Trust 93-1...............................         5.15        09/25/03            91,516              89,650
                                                                                                                     ------------
      Total Mortgage Backed Securities (Cost $23,722,003)....................................................          23,984,098
                                                                                                                     ------------

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
DECEMBER 31, 1997


                                                                  Interest         Maturity           Face
                                                                    Rate             Date            Amount             Value
                                                                  ---------        --------        ----------        ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (20.1% of portfolio)
Chattanooga Valley Corp.......................................         5.61%(a)    07/01/98        $  158,000        $    153,655
Chattanooga Valley Corp.......................................         5.78(a)     01/01/01           256,000             213,120
Chattanooga Valley Corp.......................................         5.83(a)     07/01/01           204,000             165,252
Federal Farm Credit Bank......................................         6.65        11/20/02           500,000             500,204
Federal Home Loan Bank........................................         6.41        07/28/00           500,000             500,124
Federal Home Loan Bank........................................         6.69        12/23/02         1,000,000           1,000,723
Federal Home Loan Bank........................................         6.69        07/21/03         1,000,000             999,390
Federal Home Loan Bank........................................         5.74(b)     12/23/98           500,000             500,595
Federal Home Loan Bank........................................         6.32        12/20/00           250,000             250,067
Federal Home Loan Bank........................................         6.27        01/10/00           250,000             250,017
Federal Home Loan Bank........................................         6.45        03/06/01           500,000             500,165
Federal Home Loan Bank........................................         6.38        03/13/01           500,000             500,115
Federal Home Loan Bank........................................         7.20        07/02/01           400,000             403,052
Federal Home Loan Bank DA-99..................................         5.62        03/25/99           170,197             169,871
Federal Home Loan Mortgage Corp...............................         6.85        09/03/02           500,000             503,030
Federal Home Loan Mortgage Corp...............................         6.67        07/23/02         1,250,000           1,253,772
Federal Home Loan Mortgage Corp...............................         5.50(b)     09/20/00           500,000             505,030
Federal National Mortgage Assn................................         7.12        04/19/02           500,000             505,960
Federal National Mortgage Assn................................         7.08        05/06/02           250,000             253,845
Federal National Mortgage Assn................................         5.77        08/25/98           250,000             249,555
Federal National Mortgage Assn................................         5.75(b)     02/09/99           250,000             249,455
Federal National Mortgage Assn................................         6.99        05/18/01           250,000             251,127
Federal National Mortgage Assn................................         6.32(b)     05/11/99         1,000,000           1,002,620
Federal National Mortgage Assn................................         6.64        10/21/02           500,000             501,231
Government Export.............................................         5.69        02/01/98            25,000              25,111
Private Export Funding Corp...................................         5.75        04/30/98           331,000             331,000
Student Loan Marketing Assn...................................         5.78(b)     01/21/98            70,000              70,063
Student Loan Marketing Assn...................................         5.63(b)     02/22/99            75,000              74,900
Tennessee Valley Authority....................................         6.25        08/01/99           155,000             155,455
U.S. Treasury Bond............................................         7.13        02/29/00           250,000             257,315
U.S. Treasury Note............................................         5.13        03/31/98           550,000             549,736
U.S. Treasury Note............................................         5.25        07/31/98           250,000             249,647
U.S. Treasury Note............................................         5.00        01/31/99           750,000             745,305
U.S. Treasury Note............................................         6.75        06/30/99         1,250,000           1,269,787
U.S. Treasury Note............................................         7.25        02/15/98           250,000             250,508
U.S. Treasury Note............................................         5.75        10/31/00         2,250,000           2,253,262
U.S. Treasury Note............................................         6.38        03/31/01           500,000             509,525
U.S. Treasury Note............................................         6.38        05/15/99           500,000             504,800
U.S. Treasury Note............................................         6.00        08/15/99           500,000             502,555
U.S. Treasury Note............................................         5.88        11/30/01         1,750,000           1,756,230
U.S. Treasury Note............................................         6.38        05/15/00           800,000             812,272
U.S. Treasury Note............................................         6.00        07/31/02           500,000             505,314
                                                                                                                     ------------
      Total U.S. Government and Agency Obligations (Cost $22,018,458)........................................          22,204,760
                                                                                                                     ------------

                ----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND (CONTINUED)
DECEMBER 31, 1997

                                                                  Interest         Maturity           Face
                                                                    Rate             Date            Amount             Value
                                                                  ---------        --------        ----------        ------------
MUNICIPAL BONDS (0.8% of portfolio)
Albany NY Industrial Development Agency IDR...................         7.20%(b)    02/01/99        $  735,000        $    735,000
Rhode Island Housing & Mortgage Finance Corp..................         6.62        04/01/02           140,000             142,975
                                                                                                                     ------------
      Total Municipal Bonds (Cost $873,873)..................................................................             877,975
                                                                                                                     ------------

COMMERCIAL PAPER (5.6% of portfolio)
American Express Credit Corp..................................         6.10        01/02/98         2,519,000           2,518,573
American Express Credit Corp..................................         6.25        01/02/98         1,149,000           1,148,800
American Express Credit Corp..................................         6.65        01/02/98         1,561,000           1,560,712
Merrill Lynch & Co............................................         5.83        01/12/98         1,000,000             998,219
                                                                                                                     ------------
      Total Commercial Paper (Cost $6,226,304)...............................................................           6,226,304
                                                                                                                     ------------

CORPORATE MASTER NOTE (0.1% of portfolio)
Associates Corp. of North America.............................         5.57(b)                        100,000             100,000
                                                                                                                     ------------
      Total Corporate Master Note (Cost $100,000)............................................................             100,000
                                                                                                                     ------------

MONEY MARKET ACCOUNT
State Street Bank & Trust SSgA Fund...........................         5.38%(c)                                            32,981
                                                                                                                     ------------
   Total Money Market Account (Cost $32,981).................................................................              32,981
                                                                                                                     ------------
TOTAL INVESTMENTS IN SECURITIES (COST $109,405,375) -- 100%..................................................        $110,214,203
                                                                                                                     ============

--------------
(a) Yield-to-maturity at purchase.
(b) Variable coupon rate as of December 31, 1997.
(c) One day yield at December 31, 1997.
(d) 144A security.
(e) Private placement security.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
SHORT-TERM GOVERNMENT SECURITIES FUND
DECEMBER 31, 1997

                                                              Interest          Maturity          Face
                                                                Rate              Date           Amount            Value
                                                              --------          --------       ----------       ------------
ASSET BACKED SECURITIES (5.4% of portfolio)
Small Business Administration 92-10 A.......................    6.70%           01/01/02       $   88,015       $    88,208
Small Business Administration 92-10 C.......................    7.15            09/01/02          142,958           146,752
Government Export Trust 92-3 A..............................    5.69            02/01/98          187,500           188,330
Government Export Trust 93-2 A..............................    4.61            09/01/98           40,000            39,743
Guaranteed Trade Trust 92-A A...............................    7.02            09/01/04          204,167           210,733
Guaranteed Trade Trust 93-A A...............................    4.86            04/01/98          200,000           199,551
                                                                                                                -----------
      Total Asset Backed Securities (Cost $861,792)..............................................................   873,317
                                                                                                                -----------
MORTGAGE BACKED SECURITIES (13.2% of portfolio)
GNMA Pool 362840............................................    6.75            12/15/98           14,651            14,976
GNMA 97-13 A................................................    6.00            11/16/22          469,579           466,836
GNMA 97-4 A.................................................    7.00            11/20/11          947,675           957,212
GNMA 97-4 B.................................................    7.00            08/20/26          173,216           171,923
GNMA 94-4 A.................................................    7.99            09/16/22           59,171            59,368
GNMA 94-3 EG................................................    7.50            06/16/13           35,344            35,261
GNMA 94-2...................................................    7.99            04/16/10           62,614            62,856
Vendee Mortgage Trust 92-1 2C...............................    7.75            02/15/11          375,000           377,719
                                                                                                                -----------
      Total Mortgage Backed Securities (Cost $2,133,273)........................................................  2,146,151
                                                                                                                -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (79.2% of portfolio)
Private Export Funding Corp. ...............................    9.10            10/30/98        1,000,000         1,026,798
Private Export Funding Corp. (c)............................    5.71(a)         02/28/99          250,000           250,155
Private Export Funding Corp. ...............................    5.48            09/15/03          180,000           178,425
Private Export Funding Corp. ...............................    5.75            04/30/98          267,000           267,000
Private Export Funding Corp. ...............................    8.35            01/31/01           25,000            26,656
U.S. Treasury Note..........................................    7.00            04/15/99          450,000           457,601
U.S. Treasury Note..........................................    5.25            07/31/98        2,500,000         2,496,475
U.S. Treasury Note..........................................    4.75            10/31/98        5,400,000         5,362,848
U.S. Treasury Note..........................................    5.75            10/31/00          100,000           100,145
U.S. Treasury Note..........................................    6.38            03/31/01           50,000            50,952
U.S. Treasury Note..........................................    6.38            05/15/99           50,000            50,480
U.S. Treasury Note..........................................    6.00            08/15/99          800,000           804,088
U.S. Treasury Note..........................................    5.88            11/15/99        1,200,000         1,204,200
U.S. Treasury Note..........................................    5.88            11/30/01          350,000           351,246
U.S. Treasury Note..........................................    6.38            05/15/00          100,000           101,534
U.S. Treasury Note..........................................    6.00            07/31/02          100,000           101,063
                                                                                                                -----------
      Total U.S. Government and Agency Obligations (Cost $12,780,632)........................................... 12,829,666
                                                                                                                -----------
MONEY MARKET ACCOUNT (2.2% of portfolio)
Vanguard Money Market Reserves, U.S. Treasury...............    5.09(b)                                             357,233
                                                                                                                -----------
      Total Money Market Account (Cost $357,233).................................................................   357,233
                                                                                                                -----------
TOTAL INVESTMENTS IN SECURITIES (COST $16,132,930) -- 100%......................................................$16,206,367
                                                                                                                ===========

--------------
(a) Variable coupon rate as of December 31, 1997.
(b) Seven day yield at December 31, 1997.
(c) 144A security.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                ----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
VALUE FUND
DECEMBER 31, 1997

                                Shares/
                              Face Amount           Value
                              -----------       -------------
COMMON STOCKS (91.7% of portfolio)
BASIC INDUSTRIES - 15.1%
Aluminum
 Alcan Aluminum Ltd. .......     231,200shs.    $  6,386,900
Chemicals
 Avery Dennison Corp. ......     172,600           7,723,850
 Betz Dearborn Laboratories,
   Inc. ....................      89,000           5,434,563
 Dow Chemical Co. ..........      55,200           5,602,800
 Nalco Chemical Co. ........     213,300           8,438,681
Forest Products
 Pope & Talbot, Inc. .......     140,500           2,116,281
 Weyerhaeuser Co. ..........      96,500           4,734,531
Packaging/Containers
 Bemis Co., Inc. ...........     128,300           5,653,219
Paper
 Champion International
   Corp. ...................     114,000           5,165,625
 International Paper Co. ...     142,000           6,123,750
                                                ------------
   Total Basic Industries................         57,380,200
                                                ------------

CAPITAL GOODS - 4.4%
Industrial Machinery
 Aeroquip-Vickers, Inc. ....     131,400           6,446,813
 Applied Industrial
   Technology, Inc. ........     195,375           5,226,281
 Parker-Hannifin Corp. .....     107,175           4,916,653
                                                ------------
   Total Capital Goods...................         16,589,747
                                                ------------

CONSUMER DURABLE GOODS - 6.9%
Household Appliances & Furnishings
 Juno Lighting, Inc. .......     348,600           6,100,500
 Maytag Corp. ..............     251,400           9,380,363
Housewares
 Oneida Ltd. ...............     110,550           2,950,303
 Rubbermaid, Inc. ..........     304,400           7,610,000
                                                ------------
   Total Consumer Durable Goods..........         26,041,166
                                                ------------

CONSUMER NON-DURABLE GOODS - 21.5%
Drugs & Health Care
 American Home Products
   Corp. ...................      75,000           5,737,500
 Pharmacia & Upjohn,
   Inc. ....................     125,000           4,578,125
 SmithKline Beecham Plc. ...      86,000           4,423,625

                                Shares/
                              Face Amount           Value
                              -----------       -------------
CONSUMER NON-DURABLE GOODS -- continued
Food Processing
 J.M. Smucker Co. (Class
   B).......................     315,100shs.    $  7,247,300
Photography
 Eastman Kodak Co. .........     104,500           6,354,906
Retail
 Dillard Department Stores,
   Inc. ....................     202,000           7,120,500
 K Mart Corp. (a)...........     355,700           4,112,781
 Longs Drug Stores Corp. ...     240,800           7,735,700
 May Department Stores
   Co. .....................     127,500           6,717,656
 Rite Aid Corp. ............     109,000           6,396,938
 Ruddick Corp. .............     402,400           7,016,850
Auto Part Manufacturers
 Cooper Tire & Rubber
   Co. .....................     339,500           8,275,313
 Genuine Parts Co. .........     177,300           6,017,119
                                                ------------
   Total Consumer Non-Durable Goods......         81,734,313
                                                ------------

CONSUMER SERVICES - 4.0%
Restaurants
 Brinker International, Inc.
   (a)......................     471,900           7,550,400
 Wendy's International,
   Inc. ....................     317,200           7,632,625
                                                ------------
   Total Consumer Services...............         15,183,025
                                                ------------

ENERGY - 8.1%
Domestic Oil
 Atlantic Richfield Co. ....      61,800           4,951,725
International Oil
 Amoco Corp. ...............      57,500           4,894,688
 Chevron Corp. .............      55,000           4,235,000
 Texaco, Inc. ..............      83,400           4,534,875
Petroleum Services
 Dresser Industries,
   Inc. ....................     153,400           6,433,212
 Halliburton Co. ...........     110,600           5,744,288
                                                ------------
   Total Energy..........................         30,793,788
                                                ------------

FINANCE - 16.3%
Banks
 Banc One Corp. ............     153,800           8,353,262
 BankAmerica Corp. .........      84,000           6,132,000
 BB&T Corp. ................      67,400           4,317,812
 Chase Manhattan Corp. .....      64,200           7,029,900
 CITICORP...................      38,500           4,867,844
 Commerce Bancshares,
   Inc. ....................     112,259           7,605,547

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO   OF   INVESTMENTS

HOMESTEAD FUNDS, INC.
VALUE FUND (CONTINUED)
DECEMBER 31, 1997

                                Shares/
                              Face Amount           Value
                              -----------       -------------
FINANCE -- continued
Insurance
 Allstate Corp. ............      84,817shs.    $  7,707,745
 Chubb Corp. ...............      81,000           6,125,625
 Ohio Casualty Corp. .......     115,200           5,140,800
 Transamerica Corp. ........      42,300           4,504,950
                                                ------------
   Total Finance.........................         61,785,485
                                                ------------

GENERAL BUSINESS - 3.9%
Business Services
 Deluxe Corp. ..............     208,100           7,179,450
 Donnelley, R.R. & Sons
   Co. .....................     206,100           7,677,225
                                                ------------
   Total General Business................         14,856,675
                                                ------------
TECHNOLOGY - 3.4%
Aerospace
 Sundstrand Corp. ..........      73,000           3,677,375
Computer & Business Equipment
 Digital Equipment Corp.
   (a)......................     108,500           4,014,500
 Xerox Corp. ...............      70,500           5,203,781
                                                ------------
   Total Technology......................         12,895,656
                                                ------------

TRANSPORTATION - 2.5%
Air Travel
 Southwest Airlines Co. ....     385,600           9,495,400
                                                ------------
   Total Transportation..................          9,495,400
                                                ------------
UTILITIES - 5.6%
Gas & Pipeline
 Questar Corp. .............     160,400           7,157,850
 Sonat, Inc. ...............     158,000           7,228,500
Telephone
 BellSouth Corp. ...........     126,000           7,095,375
                                                ------------
   Total Utilities.......................         21,481,725
                                                ------------
   Total Common Stocks (Cost
     $235,420,861).......................        348,237,180
                                                ------------

PREFERRED STOCKS (0.3% of portfolio)
K Mart Corp., 7.75%
 Convertible Preferred......      25,200           1,313,550
                                                ------------
   Total Preferred Stocks (Cost
     $1,281,750).........................          1,313,550
                                                ------------

                                Shares/
                              Face Amount           Value
                              -----------       -------------
COMMERCIAL PAPER (6.1% of portfolio)
American Express Credit
 Corp., 6.10%, due
 01/02/98...................  $3,394,000        $  3,393,425
American Express Credit
 Corp., 6.25%, due
 01/02/98...................   4,000,000           3,999,306
American Express Credit
 Corp., 6.65%, due
 01/02/98...................     101,000             100,981
Merrill Lynch & Co., 5.58%,
 due 01/05/98...............   1,489,000           1,488,077
Merrill Lynch & Co., 5.62%,
 due 01/02/98...............   7,168,000           7,166,881
Merrill Lynch & Co., 5.88%,
 due 01/14/98...............   4,000,000           3,991,506
Merrill Lynch & Co., 5.83%,
 due 01/12/98...............   3,000,000           2,994,656
                                                ------------
   Total Commercial Paper (Cost
     $23,134,832)........................         23,134,832
                                                ------------

CORPORATE MASTER NOTE (1.9% of portfolio)
Associates Corp. of North
 America, 5.57% (b).........   7,030,000           7,030,000
                                                ------------
   Total Corporate Master Note (Cost
     $7,030,000).........................          7,030,000
                                                ------------

MONEY MARKET ACCOUNT
State Street Bank and Trust SSgA Fund,
 5.38% (c)...............................              1,120
                                                ------------
   Total Money Market Account (Cost
     $1,120).............................              1,120
                                                ------------

TOTAL INVESTMENTS IN SECURITIES (COST
 $266,868,563) -- 100%...................       $379,716,682
                                                ============

--------------
(a) Non-income producing.
(b) Variable coupon rate at December 31, 1997.
(c) One day yield at December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                ----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS   OF   ASSETS   AND   LIABILITIES

HOMESTEAD FUNDS, INC.
DECEMBER 31, 1997

                                                                                       SHORT-TERM
                                                     DAILY INCOME     SHORT-TERM       GOVERNMENT          VALUE
                                                         FUND         BOND FUND      SECURITIES FUND        FUND
                                                     ------------    ------------    ---------------    ------------
ASSETS
   Investments in securities, at value
     (cost: $52,906,207; $109,405,375;
       $16,132,930; $266,868,563).................   $52,906,207     $110,214,203      $16,206,367      $379,716,682
   Receivables
      Investment securities sold..................             -           15,924                -                 -
      Dividends and interest......................       214,193        1,117,016          200,656           448,497
      Capital shares sold.........................       380,318           71,388              105           558,707
   Prepaid expenses...............................        20,391           26,818            6,363            76,064
                                                     -----------      -----------      -----------      ------------
      Total assets................................    53,521,109      111,445,349       16,413,491       380,799,950
                                                     -----------      -----------      -----------      ------------

LIABILITIES
   Payables
      Investment securities purchased.............             -        2,087,426          202,007                 -
      Accrued expenses............................        27,863           43,622           16,549           116,031
      Due to Manager..............................        26,233           51,622            2,782           231,692
      Capital shares redeemed.....................       426,742          329,797                -         1,584,978
      Dividends...................................         6,877           35,109            5,426           246,089
                                                     -----------      -----------      -----------      ------------
      Total liabilities...........................       487,715        2,547,576          226,764         2,178,790
                                                     -----------      -----------      -----------      ------------

NET ASSETS........................................   $53,033,394     $108,897,773      $16,186,727      $378,621,160
                                                     ===========      ===========      ===========      ============

NET ASSETS CONSIST OF:
   Unrealized appreciation of investments.........   $         -     $    808,828      $    73,437      $112,848,119
   Paid-in-capital applicable to outstanding
     shares of 53,033,394 of Daily Income Fund,
     21,021,094 of Short-Term Bond Fund, 3,193,981
     of Short-Term Government Securities Fund, and
     14,846,925 of Value Fund.....................    53,033,394      108,088,945       16,113,290       265,773,041
                                                     -----------      -----------      -----------      ------------

                                                     $53,033,394     $108,897,773      $16,186,727      $378,621,160
                                                     ===========      ===========      ===========      ============

NET ASSET VALUE PER SHARE.........................         $1.00            $5.18            $5.07            $25.50
                                                     ===========      ===========      ===========      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS   OF   OPERATIONS

HOMESTEAD FUNDS, INC.
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                       SHORT-TERM
                                                       DAILY INCOME    SHORT-TERM      GOVERNMENT          VALUE
                                                           FUND        BOND FUND     SECURITIES FUND       FUND
                                                       ------------    ----------    ---------------    -----------
INVESTMENT INCOME
   Interest.........................................    $3,170,767     $6,259,700       $ 746,890       $ 1,433,477
   Dividends........................................             -             -                -         6,166,415
                                                        ----------     ----------        --------       -----------
      Total income..................................     3,170,767     6,259,700          746,890         7,599,892
                                                        ----------     ----------        --------       -----------

Expenses
   Management fees..................................       282,843       578,361           56,654         1,902,966
   Custodian and accounting fees....................        76,448       126,468           51,225           160,710
   Shareholder servicing............................        45,259        52,907           30,975           196,229
   Registration expense.............................        31,161        36,444           13,004            79,122
   Communication....................................         9,531        10,959            2,651            54,614
   Legal and audit fees.............................         8,734        13,440            1,993            46,361
   Insurance........................................         5,620         8,142              815            24,904
   Printing.........................................         4,951         7,670            1,560            32,834
   Directors fees...................................         2,171         3,781              547            13,290
   Other expenses...................................         3,092         3,937              191             9,883
                                                        ----------     ----------        --------       -----------
      Total expenses................................       469,810       842,109          159,615         2,520,913

      Less fees waived and expenses reimbursed by
        Manager.....................................       (17,263)     (120,074)         (65,441)                -
                                                        ----------     ----------        --------       -----------
      Net expenses..................................       452,547       722,035           94,174         2,520,913
                                                        ----------     ----------        --------       -----------

NET INVESTMENT INCOME...............................     2,718,220     5,537,665          652,716         5,078,979
                                                        ----------     ----------        --------       -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments.................             -       103,298            1,030        10,245,857
   Net change in unrealized appreciation............             -       570,361           61,648        56,564,101
                                                        ----------     ----------        --------       -----------

NET GAIN ON INVESTMENTS.............................             -       673,659           62,678        66,809,958
                                                        ----------     ----------        --------       -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS..........    $2,718,220     $6,211,324       $ 715,394       $71,888,937
                                                        ==========     ==========        ========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                ----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

HOMESTEAD FUNDS, INC.
FOR THE YEAR ENDED DECEMBER 31,

                                                               DAILY INCOME FUND            SHORT-TERM BOND FUND
                                                           --------------------------    ---------------------------
                                                              1997           1996            1997           1996
                                                           -----------    -----------    ------------    -----------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income...................................   $ 2,718,220    $ 2,531,400    $  5,537,665    $ 4,118,739
Net realized gain on investments........................             -              -         103,298         83,511
Net change in unrealized appreciation (depreciation)....             -              -         570,361       (528,101)
                                                           -----------    -----------    ------------    -----------
Increase in net assets from operations..................     2,718,220      2,531,400       6,211,324      3,674,149
                                                           -----------    -----------    ------------    -----------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income...................................    (2,718,220)    (2,531,400)     (5,537,665)    (4,118,739)
Net realized gain on investments........................             -              -        (103,298)       (83,511)
                                                           -----------    -----------    ------------    -----------
Total distributions to shareholders.....................    (2,718,220)    (2,531,400)     (5,640,963)    (4,202,250)
                                                           -----------    -----------    ------------    -----------

CAPITAL SHARE TRANSACTIONS, NET.........................    (4,838,085)     5,172,330      26,857,500     19,873,017
                                                           -----------    -----------    ------------    -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS.................    (4,838,085)     5,172,330      27,427,861     19,344,916

NET ASSETS
Beginning of year.......................................    57,871,479     52,699,149      81,469,912     62,124,996
                                                           -----------    -----------    ------------    -----------

END OF YEAR.............................................   $53,033,394    $57,871,479    $108,897,773    $81,469,912
                                                           ===========    ===========    ============    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS   OF   CHANGES   IN   NET   ASSETS

HOMESTEAD FUNDS, INC.
FOR THE YEAR ENDED DECEMBER 31,

                                                             SHORT-TERM GOVERNMENT
                                                                SECURITIES FUND                  VALUE FUND
                                                           -------------------------    ----------------------------
                                                              1997           1996           1997            1996
                                                           -----------    ----------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income...................................   $   652,716    $  257,316    $  5,078,979    $  4,020,746
Net realized gain on investments........................         1,030         1,913      10,245,857       3,956,651
Net change in unrealized appreciation (depreciation)....        61,648       (12,151)     56,564,101      23,576,803
                                                           -----------    ----------    ------------    ------------
Increase in net assets from operations..................       715,394       247,078      71,888,937      31,554,200
                                                           -----------    ----------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income...................................      (652,716)     (257,316)     (5,078,979)     (4,020,746)
Net realized gain on investments........................        (1,030)       (1,913)    (10,245,857)     (3,956,651)
                                                           -----------    ----------    ------------    ------------
Total distributions to shareholders.....................      (653,746)     (259,229)    (15,324,836)     (7,977,397)
                                                           -----------    ----------    ------------    ------------

CAPITAL SHARE TRANSACTIONS, NET.........................     8,432,668     5,046,362      83,506,879      67,467,586
                                                           -----------    ----------    ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS.................     8,494,316     5,034,211     140,070,980      91,044,389

NET ASSETS
Beginning of year.......................................     7,692,411     2,658,200     238,550,180     147,505,791
                                                           -----------    ----------    ------------    ------------

END OF YEAR.............................................   $16,186,727    $7,692,411    $378,621,160    $238,550,180
                                                           ===========    ==========    ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                ----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

HOMESTEAD FUNDS, INC.
DAILY INCOME FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                                  Year Ended December 31,
                                                                  --------------------------------------------------------
                                                                    1997        1996        1995        1994        1993
                                                                  --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR.............................   $  1.00     $  1.00       $1.00       $1.00       $1.00
                                                                  --------    -------     -------     -------     -------
   Income from investment operations
      Net investment income (a)................................      0.05        0.05        0.05        0.04        0.03
                                                                  --------    -------     -------     -------     -------
      Total from investment operations.........................      0.05        0.05        0.05        0.04        0.03
                                                                  --------    -------     -------     -------     -------
   Distributions
      Net investment income....................................     (0.05)      (0.05)      (0.05)      (0.04)      (0.03)
                                                                  --------    -------     -------     -------     -------
      Total distributions......................................     (0.05)      (0.05)      (0.05)      (0.04)      (0.03)
                                                                  --------    -------     -------     -------     -------

NET ASSET VALUE, END OF YEAR...................................   $  1.00     $  1.00       $1.00       $1.00       $1.00
                                                                  ========    ========    ========    =======     =======

TOTAL RETURN...................................................      4.92%       4.81%       5.38%       3.63%       2.68%
                                                                  ========    ========    ========    =======     =======

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (thousands).........................    $53,033     $57,871     $52,699     $36,668     $25,159
   Ratio of expenses to average net assets (a).................      0.80%       0.76%       0.75%       0.75%       0.75%
   Ratio of net investment income to average net
     assets (a)................................................      4.80%       4.71%       5.25%       3.66%       2.64%
   Ratio of gross expenses before voluntary expense
     limitation to average net assets..........................      0.83%       0.81%       0.87%       0.99%       1.11%

--------------
(a) Excludes excess investment management fees and other expenses in accordance with the Expense Limitation Agreement with the Manager.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

HOMESTEAD FUNDS, INC.
SHORT-TERM BOND FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                                  Year Ended December 31,
                                                                 ---------------------------------------------------------
                                                                   1997         1996        1995        1994        1993
                                                                 ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR............................      $5.15     $  5.19       $4.95       $5.19       $5.10
                                                                 --------     --------    ------- -   -------     -------
   Income from investment operations
      Net investment income (a)...............................       0.30        0.29        0.28        0.24        0.24
      Net realized and unrealized gain (loss) on
        investments...........................................       0.03       (0.04)       0.24       (0.24)       0.09
                                                                 --------     --------    ------- -   -------     -------
      Total from investment operations........................       0.33        0.25        0.52        0.00        0.33
                                                                 --------     --------    ------- -   -------     -------
   Distributions
      Net investment income...................................      (0.30)      (0.29)      (0.28)      (0.24)      (0.24)
                                                                 --------     --------    ------- -   -------     -------
      Total distributions.....................................      (0.30)      (0.29)      (0.28)      (0.24)      (0.24)
                                                                 --------     --------    ------- -   -------     -------

NET ASSET VALUE, END OF YEAR..................................      $5.18     $  5.15       $5.19       $4.95       $5.19
                                                                 ========     ========    ========    =======     =======

TOTAL RETURN..................................................       6.62%       5.16%      10.81%       0.09%       6.62%
                                                                 ========     ========    ========    =======     =======

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (thousands)........................    $108,898     $81,470     $62,125     $52,257     $37,046
   Ratio of expenses to average net assets (a)................       0.75%       0.75%       0.75%       0.75%       0.75%
   Ratio of net investment income to average net
     assets (a)...............................................       5.75%       5.72%       5.49%       4.84%       4.58%
   Ratio of gross expenses before voluntary expense
     limitation to average net assets.........................       0.87%       0.76%       0.86%       0.98%       1.16%
   Portfolio turnover rate....................................         55%         49%         35%         13%         14%

--------------
(a) Excludes excess investment management fees and other expenses in accordance with the Expense Limitation Agreement with the Manager.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                ----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

HOMESTEAD FUNDS, INC.
SHORT-TERM GOVERNMENT SECURITIES FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                          May 1, 1995
                                                                             Year Ended December         (Commencement
                                                                                     31,               of Operations) to
                                                                             -------------------         December 31,
                                                                              1997         1996              1995
                                                                             ------       ------       -----------------
NET ASSET VALUE, BEGINNING OF PERIOD......................................   $ 5.05       $ 5.09            $  5.00
                                                                             ------       ------             ------
   Income from investment operations
      Net investment income (a)...........................................     0.26         0.26               0.18
      Net realized and unrealized gain (loss) on investments..............     0.02        (0.04)              0.09
                                                                             ------       ------             ------
      Total from investment operations....................................     0.28         0.22               0.27
                                                                             ------       ------             ------
   Distributions
      Net investment income...............................................    (0.26)       (0.26)             (0.18)
                                                                             ------       ------             ------
      Total distributions.................................................    (0.26)       (0.26)             (0.18)
                                                                             ------       ------             ------

NET ASSET VALUE, END OF PERIOD............................................   $ 5.07       $ 5.05            $  5.09
                                                                             ======       ======             ======

TOTAL RETURN..............................................................     5.73%        4.46%              5.44%(c)
                                                                             ======       ======             ======

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (thousands)..................................   $16,187      $7,692             $2,658
   Ratio of expenses to average net assets (a)............................     0.75%        0.75%              0.75%(b)
   Ratio of net investment income to average net assets (a)...............     5.19%        5.16%              5.18%(b)
   Ratio of gross expenses before voluntary expense limitation to average
     net assets...........................................................     1.27%        2.30%              6.21%(b)
   Portfolio turnover rate................................................       12%          21%                 7%

--------------
(a) Excludes excess investment management fees and other expenses in accordance with the Expense Limitation Agreement with the Manager.
(b) Annualized.
(c) Aggregate total return for the period.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

HOMESTEAD FUNDS, INC.
VALUE FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                               Year Ended December 31,
                                                             ------------------------------------------------------------
                                                               1997         1996          1995         1994        1993
                                                             ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR........................     $20.99       $18.44        $14.50     $ 14.54     $ 12.49
                                                             --------     --------      --------     -------     -------
   Income from investment operations
      Net investment income (a)...........................       0.37         0.39          0.41        0.29        0.22
      Net realized and unrealized gain on investments.....       5.22         2.91          4.47        0.07        2.12
                                                             --------     --------      --------     -------     -------
      Total from investment operations....................       5.59         3.30          4.88        0.36        2.34
   Distributions
      Net investment income...............................      (0.37)       (0.39)        (0.41)      (0.29)      (0.22)
      Net realized gain...................................      (0.71)       (0.36)        (0.53)      (0.11)      (0.07)
                                                             --------     --------      --------     -------     -------
      Total distributions.................................      (1.08)       (0.75)        (0.94)      (0.40)      (0.29)
                                                             --------     --------      --------     -------     -------

NET ASSET VALUE, END OF YEAR..............................     $25.50       $20.99        $18.44     $ 14.50     $ 14.54
                                                             ========     ========      ========     =======     =======

TOTAL RETURN..............................................      26.70%       17.94%        33.78%       2.50%      18.83%
                                                             ========     ========      ========     =======     =======

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (thousands)....................    $378,621     $238,550      $147,506     $91,612     $53,616
   Ratio of expenses to average net assets (a)............       0.79%        0.73%         0.84%       1.15%       1.25%
   Ratio of net investment income to
     average net assets (a)...............................       1.59%        2.08%         2.50%       2.19%       1.92%
   Ratio of gross expenses before voluntary expense
     limitation to average net assets.....................        n/a          n/a           n/a        1.15%       1.25%
   Portfolio turnover rate................................          6%           5%           10%          4%          2%
   Average commission rate paid per share transacted
     (b)..................................................    $0.0480      $0.0500             -           -           -

--------------
(a) Excludes excess investment management fees and other expenses in accordance with the Expense Limitation Agreement with the Manager.
(b) Required disclosure for fiscal years beginning after December 1, 1995 pursuant to SEC regulations.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                ----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
NOTES   TO   FINANCIAL   STATEMENTS

HOMESTEAD FUNDS, INC.

                                1. ORGANIZATION

Homestead Funds, Inc. (Homestead Funds) is a Maryland corporation registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a no-load, open-end diversified management investment company. Homestead Funds currently consists of four funds: Daily Income Fund, Short-Term Bond Fund, Short-Term Government Securities Fund and Value Fund (the Funds, individually each Fund).

Each Fund is a separate investment portfolio with distinct investment objectives, investment programs, policies and restrictions. The investment objectives of the Fund as well as the nature and risks of the investment activities of each Fund are set forth more fully in the Homestead Funds' Prospectus and Statement of Additional Information.

                 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Security valuation: The Daily Income Fund values all investments on an amortized cost basis, which approximates market value. Under the amortized cost method, discounts and premiums on securities purchased are amortized over the life of the respective securities.

The Short-Term Bond Fund, the Short-Term Government Securities Fund and the Value Fund value investments in common stocks, preferred stocks, and convertible preferred stocks traded on national securities exchanges and certain over-the-counter securities at the last quoted sale price at the close of the New York Stock Exchange. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued at market prices furnished by an independent pricing service. Over-the-counter issues not quoted on the NASDAQ system, other equity securities and debt instruments for which a sale price is not available are valued at the mean of the closing bid and asked prices, or the last available sale price may be used for exchange-traded debt securities. Securities with a maturity of 60 days or less are valued on an amortized cost basis, which approximates market value.

Distributions to shareholders: Dividends to shareholders are recorded on the ex-dividend date. Income dividends for the Daily Income Fund, the Short-Term Bond Fund and the Short-Term Government Securities Fund are declared daily and paid monthly. Income dividends for the Value Fund are declared and paid semi-annually. Capital gains dividends, if any, are declared and paid at the end of each fiscal year.

Use of estimates in the preparation of financial statements: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other: Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are reported on the identified cost basis.

                            3. FEDERAL INCOME TAXES

The Funds comply with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and distribute all of their taxable income to their shareholders. Therefore, no provision for federal income or excise tax is required.

At December 31, 1997, the aggregate costs of investments for the Daily Income Fund, the Short-Term Bond Fund, the Short-Term Government Securities Fund and the Value Fund for federal income tax is the same as for financial reporting purposes.

At December 31, 1997, net unrealized appreciation consisted of the following:

                   SHORT-        SHORT-TERM
                    TERM         GOVERNMENT          VALUE
                  BOND FUND    SECURITIES FUND        FUND
                  ---------    ---------------    ------------
Gross
 unrealized
 appreciation     $ 888,820        $76,883        $116,797,151
Gross
 unrealized
 depreciation        79,992          3,446           3,949,032
                  ---------    ---------------    ------------
Net unrealized
 appreciation     $ 808,828        $73,437        $112,848,119
                   ========    ==============     ============

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
NOTES   TO   FINANCIAL   STATEMENTS

HOMESTEAD FUNDS, INC. (CONTINUED)

                           4. INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than short-term and U.S. Government securities, for the year ended December 31, 1997, were as follows:

                                  SHORT-TERM
                 SHORT-TERM       GOVERNMENT          VALUE
                 BOND FUND      SECURITIES FUND       FUND
                ------------    ---------------    -----------
Purchases       $ 59,538,985      $ 2,212,459      $89,404,696
Proceeds from
 sales          $ 37,395,082      $   206,032      $18,995,451

Purchases and proceeds from sales of long-term U.S. Government securities, for the year ended December 31, 1997, were as follows:

                                               SHORT-TERM
                                               GOVERNMENT
                                SHORT-TERM     SECURITIES
                                 BOND FUND        FUND
                                -----------    -----------
Purchases                       $14,016,766    $ 6,441,670
Proceeds from
sales                           $11,140,476    $ 1,087,664

                             5. INVESTMENT MANAGER

The investment management agreements between Homestead Funds, with respect to each Fund, and RE Advisers Corporation (Manager), an indirect, wholly-owned subsidiary of National Rural Electric Cooperative Association (NRECA), provide for an annual investment management fee, computed daily and paid monthly, based on each Fund's average daily net assets. The annualized management fee rates are: with respect to the Daily Income Fund, .50% of average daily net assets; with respect to the Short-Term Bond Fund, .60% of average daily net assets; with respect to the Short-Term Government Securities Fund, .45% of average daily net assets; with respect to the Value Fund, .65% of average daily net assets up to $200 million, .50% of average daily net assets up to the next $200 million, .40% of average daily net assets in excess of $400 million.

The Manager has agreed, as part of the Expense Limitation Agreements entered into with Homestead Funds, with respect to each Fund, to waive its management fee and/or reimburse for all Fund operating expenses, excluding certain non-recurring expenses, which in any year exceed .80% of the average daily net assets of the Daily Income Fund, .75% of the average daily net assets of the Short-Term Bond Fund and the Short-Term Government Securities Fund, and 1.25% of the average daily net assets of the Value Fund.

Pursuant to the Expense Limitation Agreements, $17,263 of management fees for the Daily Income Fund were waived, $120,074 of management fees for the Short-Term Bond Fund were waived, and $56,654 of management fees were waived and $8,787 of operating expenses of the Short-Term Government Securities Fund were reimbursed by the Manager for the year ended December 31, 1997.

At December 31, 1997 certain officers and directors of the Homestead Funds, and NRECA and its affiliates owned 8% of the Daily Income Fund shares outstanding, and less than 1% of the Short-Term Bond Fund, Short-Term Government Securities Fund, and Value Fund shares outstanding.

                ----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
NOTES   TO   FINANCIAL   STATEMENTS

HOMESTEAD FUNDS, INC. (CONTINUED)

                         6. CAPITAL SHARE TRANSACTIONS

As of December 31, 1997, 250 million shares of $.01 par value capital shares are authorized for each Fund. Transactions in capital shares were as follows:

                                                       Shares Issued           Total               Total                Net
                                       Shares         In Reinvestment         Shares              Shares             Increase
                                        Sold           of Dividends           Issued             Redeemed           (Decrease)
                                    -------------     ---------------     ---------------     ---------------     ---------------
YEAR ENDED DECEMBER 31, 1997
In Dollars
   Daily Income Fund............      $39,331,985        $2,614,275           $41,946,260        ($46,784,345)      ($4,838,085)
   Short-Term Bond Fund.........      $45,129,599        $5,246,887           $50,376,486        ($23,518,986)      $26,857,500
   Short-Term Government
    Securities Fund.............      $12,098,248          $596,198           $12,694,446         ($4,261,778)       $8,432,668
   Value Fund...................     $124,815,460       $15,039,867          $139,855,327        ($56,348,448)      $83,506,879
In Shares
   Daily Income Fund............       39,331,985         2,614,275            41,946,260         (46,784,345)       (4,838,085)
   Short-Term Bond Fund.........        8,749,692         1,016,687             9,766,379          (4,560,947)        5,205,432
   Short-Term Government
    Securities Fund.............        2,396,315           118,030             2,514,345            (843,911)        1,670,434
   Value Fund...................        5,235,806           594,106             5,829,912          (2,347,323)        3,482,589

YEAR ENDED DECEMBER 31, 1996
In Dollars
   Daily Income Fund............      $28,353,723        $2,454,388           $30,808,111        ($25,635,781)       $5,172,330
   Short-Term Bond Fund.........      $32,737,236        $3,902,324           $36,639,560        ($16,766,543)      $19,873,017
   Short-Term Government
    Securities Fund.............       $7,070,135          $236,513            $7,306,648         ($2,260,286)       $5,046,362
   Value Fund...................      $85,367,500        $7,869,999           $93,237,499        ($25,769,913)      $67,467,586
In Shares
   Daily Income Fund............       28,353,723         2,454,388            30,808,111         (25,635,781)        5,172,330
   Short-Term Bond Fund.........        6,351,110           758,347             7,109,457          (3,256,320)        3,853,137
   Short-Term Government
    Securities Fund.............        1,403,653            46,915             1,450,568            (449,087)        1,001,481
   Value Fund...................        4,285,509           379,578             4,665,087          (1,298,015)        3,367,072

----------------------------------------------------------------

----------------------------------------------------

--------------------------------------------------------------------------------
REPORT   OF   INDEPENDENT   AUDITORS

To the Shareholders and Board of Directors of Homestead Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Daily Income, Short-Term Bond, Short-Term Government Securities and Value Funds of the Homestead Funds, Inc. (the "Funds") as of December 31, 1997, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements of the Homestead Funds, Inc. for the year ended December 31, 1996 and the financial highlights for each of the periods in the four year period ended December 31, 1996 were audited by other auditors whose report, dated January 29, 1997, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Daily Income, Short-Term Bond, Short-Term Government Securities and Value Funds of the Homestead Funds, Inc. as of December 31, 1997, the results of their operations, the changes in their net assets, and their financial highlights for the year then ended in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Princeton, New Jersey

February 13, 1998

                ----------------------------------------------------------------

----------------------------------------------------

HOMESTEAD FUNDS, INC.

---------------------

ANNUAL REPORT

DECEMBER 31, 1997








[HOMESTEAD FUNDS LOGO]
c/o Rodney Square Management Corp.
PO Box 8987
Wilmington, DE 19899
1-800-258-3030